Distribution Date:	11/18/21	BANK 2017-BNK4
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Don Simon	(203) 660-6100
Historical Detail	16		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541FAW9	2.002000%	33,805,000.00	963,809.76	715,759.45	1,607.96	0.00	0.00	717,367.41	248,050.31	31.09%	30.00%
A-2	06541FAX7	3.100000%	88,384,000.00	88,384,000.00	0.00	228,325.33	0.00	0.00	228,325.33	88,384,000.00	31.09%	30.00%
A-SB	06541FAY5	3.419000%	44,824,000.00	44,824,000.00	0.00	127,711.05	0.00	0.00	127,711.05	44,824,000.00	31.09%	30.00%
A-3	06541FAZ2	3.362000%	235,000,000.00	235,000,000.00	0.00	658,391.67	0.00	0.00	658,391.67	235,000,000.00	31.09%	30.00%
A-4	06541FBA6	3.625000%	268,432,000.00	268,432,000.00	0.00	810,888.33	0.00	0.00	810,888.33	268,432,000.00	31.09%	30.00%
A-S	06541FBD0	3.777000%	67,045,000.00	67,045,000.00	0.00	211,024.14	0.00	0.00	211,024.14	67,045,000.00	23.84%	23.00%
B	06541FBE8	3.999000%	43,100,000.00	43,100,000.00	0.00	143,630.75	0.00	0.00	143,630.75	43,100,000.00	19.17%	18.50%
C	06541FBF5	4.372000%	45,494,000.00	45,494,000.00	0.00	165,749.81	0.00	0.00	165,749.81	45,494,000.00	14.25%	13.75%
D	06541FAJ8	3.357000%	56,270,000.00	56,270,000.00	0.00	157,415.32	0.00	0.00	157,415.32	56,270,000.00	8.16%	7.88%
E	06541FAL3	3.357000%	21,550,000.00	21,550,000.00	0.00	60,286.13	0.00	0.00	60,286.13	21,550,000.00	5.83%	5.63%
F	06541FAN9	3.357000%	10,775,000.00	10,775,000.00	0.00	30,143.06	0.00	0.00	30,143.06	10,775,000.00	4.66%	4.50%
G	06541FAQ2	3.357000%	43,100,400.00	43,100,400.00	0.00	102,852.60	0.00	0.00	102,852.60	43,100,400.00	0.00%	0.00%
V	06541FAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541FAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2D74E2	4.979377%	50,409,442.00	48,680,958.30	37,671.55	201,068.05	0.00	0.00	238,739.60	48,643,286.75	0.00%	0.00%
Interest
Regular SubTotal			1,008,188,842.00	973,619,168.06	753,431.00	2,899,094.20	0.00	0.00	3,652,525.20	972,865,737.06

Notional Certificates
X-A	06541FBB4	1.541021%	670,445,000.00	637,603,809.76	0.00	818,800.63	0.00	0.00	818,800.63	636,888,050.31
X-B	06541FBC2	0.966979%	155,639,000.00	155,639,000.00	0.00	125,416.40	0.00	0.00	125,416.40	155,639,000.00
X-D	06541FAA7	1.622377%	56,270,000.00	56,270,000.00	0.00	76,075.98	0.00	0.00	76,075.98	56,270,000.00
X-E	06541FAC3	1.622377%	21,550,000.00	21,550,000.00	0.00	29,135.19	0.00	0.00	29,135.19	21,550,000.00
X-F	06541FAE9	1.622377%	10,775,000.00	10,775,000.00	0.00	14,567.60	0.00	0.00	14,567.60	10,775,000.00
X-G	06541FAG4	1.622377%	43,100,400.00	43,100,400.00	0.00	58,270.93	0.00	0.00	58,270.93	43,100,400.00
Notional SubTotal			957,779,400.00	924,938,209.76	0.00	1,122,266.73	0.00	0.00	1,122,266.73	924,222,450.31

Deal Distribution Total					753,431.00	4,021,360.93	0.00	0.00	4,774,791.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541FAW9	28.51086407	21.17318296	0.04756574	0.00000000	0.00000000	0.00000000	0.00000000	21.22074871	7.33768111
A-2	06541FAX7	1,000.00000000	0.00000000	2.58333330	0.00000000	0.00000000	0.00000000	0.00000000	2.58333330	1,000.00000000
A-SB	06541FAY5	1,000.00000000	0.00000000	2.84916674	0.00000000	0.00000000	0.00000000	0.00000000	2.84916674	1,000.00000000
A-3	06541FAZ2	1,000.00000000	0.00000000	2.80166668	0.00000000	0.00000000	0.00000000	0.00000000	2.80166668	1,000.00000000
A-4	06541FBA6	1,000.00000000	0.00000000	3.02083332	0.00000000	0.00000000	0.00000000	0.00000000	3.02083332	1,000.00000000
A-S	06541FBD0	1,000.00000000	0.00000000	3.14750004	0.00000000	0.00000000	0.00000000	0.00000000	3.14750004	1,000.00000000
B	06541FBE8	1,000.00000000	0.00000000	3.33250000	0.00000000	0.00000000	0.00000000	0.00000000	3.33250000	1,000.00000000
C	06541FBF5	1,000.00000000	0.00000000	3.64333341	0.00000000	0.00000000	0.00000000	0.00000000	3.64333341	1,000.00000000
D	06541FAJ8	1,000.00000000	0.00000000	2.79749991	0.00000000	0.00000000	0.00000000	0.00000000	2.79749991	1,000.00000000
E	06541FAL3	1,000.00000000	0.00000000	2.79750023	0.00000000	0.00000000	0.00000000	0.00000000	2.79750023	1,000.00000000
F	06541FAN9	1,000.00000000	0.00000000	2.79749977	0.00000000	0.00000000	0.00000000	0.00000000	2.79749977	1,000.00000000
G	06541FAQ2	1,000.00000000	0.00000000	2.38634908	0.41115094	5.93499132	0.00000000	0.00000000	2.38634908	1,000.00000000
V	06541FAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2D74E2	965.71111222	0.74731139	3.98869819	0.01850189	0.26978120	0.00000000	0.00000000	4.73600958	964.96380083

Notional Certificates
X-A	06541FBB4	951.01583241	0.00000000	1.22127934	0.00000000	0.00000000	0.00000000	0.00000000	1.22127934	949.94824379
X-B	06541FBC2	1,000.00000000	0.00000000	0.80581602	0.00000000	0.00000000	0.00000000	0.00000000	0.80581602	1,000.00000000
X-D	06541FAA7	1,000.00000000	0.00000000	1.35198116	0.00000000	0.00000000	0.00000000	0.00000000	1.35198116	1,000.00000000
X-E	06541FAC3	1,000.00000000	0.00000000	1.35198097	0.00000000	0.00000000	0.00000000	0.00000000	1.35198097	1,000.00000000
X-F	06541FAE9	1,000.00000000	0.00000000	1.35198144	0.00000000	0.00000000	0.00000000	0.00000000	1.35198144	1,000.00000000
X-G	06541FAG4	1,000.00000000	0.00000000	1.35198119	0.00000000	0.00000000	0.00000000	0.00000000	1.35198119	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	1,607.96	0.00	1,607.96	0.00	0.00	0.00	1,607.96	0.00
A-2	10/01/21 - 10/30/21	30	0.00	228,325.33	0.00	228,325.33	0.00	0.00	0.00	228,325.33	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	127,711.05	0.00	127,711.05	0.00	0.00	0.00	127,711.05	0.00
A-3	10/01/21 - 10/30/21	30	0.00	658,391.67	0.00	658,391.67	0.00	0.00	0.00	658,391.67	0.00
A-4	10/01/21 - 10/30/21	30	0.00	810,888.33	0.00	810,888.33	0.00	0.00	0.00	810,888.33	0.00
X-A	10/01/21 - 10/30/21	30	0.00	818,800.63	0.00	818,800.63	0.00	0.00	0.00	818,800.63	0.00
X-B	10/01/21 - 10/30/21	30	0.00	125,416.40	0.00	125,416.40	0.00	0.00	0.00	125,416.40	0.00
X-D	10/01/21 - 10/30/21	30	0.00	76,075.98	0.00	76,075.98	0.00	0.00	0.00	76,075.98	0.00
X-E	10/01/21 - 10/30/21	30	0.00	29,135.19	0.00	29,135.19	0.00	0.00	0.00	29,135.19	0.00
X-F	10/01/21 - 10/30/21	30	0.00	14,567.60	0.00	14,567.60	0.00	0.00	0.00	14,567.60	0.00
X-G	10/01/21 - 10/30/21	30	0.00	58,270.93	0.00	58,270.93	0.00	0.00	0.00	58,270.93	0.00
A-S	10/01/21 - 10/30/21	30	0.00	211,024.14	0.00	211,024.14	0.00	0.00	0.00	211,024.14	0.00
B	10/01/21 - 10/30/21	30	0.00	143,630.75	0.00	143,630.75	0.00	0.00	0.00	143,630.75	0.00
C	10/01/21 - 10/30/21	30	0.00	165,749.81	0.00	165,749.81	0.00	0.00	0.00	165,749.81	0.00
D	10/01/21 - 10/30/21	30	0.00	157,415.32	0.00	157,415.32	0.00	0.00	0.00	157,415.32	0.00
E	10/01/21 - 10/30/21	30	0.00	60,286.13	0.00	60,286.13	0.00	0.00	0.00	60,286.13	0.00
F	10/01/21 - 10/30/21	30	0.00	30,143.06	0.00	30,143.06	0.00	0.00	0.00	30,143.06	0.00
G	10/01/21 - 10/30/21	30	237,415.56	120,573.37	0.00	120,573.37	17,720.77	0.00	0.00	102,852.60	255,800.50
RR Interest	10/01/21 - 10/30/21	30	12,614.50	202,000.72	0.00	202,000.72	932.67	0.00	0.00	201,068.05	13,599.52
Totals			250,030.06	4,040,014.37	0.00	4,040,014.37	18,653.44	0.00	0.00	4,021,360.93	269,400.02

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,774,791.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,054,385.92	Master Servicing Fee	7,127.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,327.24
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.20
ARD Interest	0.00	Operating Advisor Fee	972.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	234.75
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,054,385.92	Total Fees	14,371.56

Principal		Expenses/Reimbursements
Scheduled Principal	753,431.00	Reimbursement for Interest on Advances	557.14
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,096.31
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	753,431.00	Total Expenses/Reimbursements	18,653.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,021,360.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	753,431.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,774,791.93
Total Funds Collected	4,807,816.92	Total Funds Distributed	4,807,816.94

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	973,619,169.12	973,619,169.12	Beginning Certificate Balance	973,619,168.06
(-) Scheduled Principal Collections	753,431.00	753,431.00	(-) Principal Distributions	753,431.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	972,865,738.12	972,865,738.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	974,078,428.27	974,078,428.27	Ending Certificate Balance	972,865,737.06
Ending Actual Collateral Balance	973,364,897.19	973,364,897.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	2	3,572,376.49	0.37%	64	5.3871	1.955391	1.20 or less	10	289,651,122.35	29.77%	58	4.9180	0.129152
2,000,001 to 4,000,000	2	6,069,523.59	0.62%	63	5.0042	1.710602	1.21 to 1.30	2	10,264,260.47	1.06%	63	5.0905	1.280783
4,000,001 to 5,000,000	3	13,761,902.07	1.41%	64	4.9694	1.412758	1.31 to 1.40	6	150,292,131.40	15.45%	63	5.0637	1.357332
5,000,001 to 6,000,000	5	26,971,546.13	2.77%	62	4.9574	1.609419	1.41 to 1.50	6	40,138,006.72	4.13%	63	5.1056	1.484249
6,000,001 to 7,000,000	7	44,770,176.93	4.60%	63	4.9757	1.580087	1.51 to 1.75	8	133,176,640.76	13.69%	63	4.9311	1.648959
7,000,001 to 8,000,000	3	22,285,422.53	2.29%	63	5.0986	1.453632	1.76 to 2.00	5	75,120,029.99	7.72%	63	5.3528	1.923426
8,000,001 to 10,000,000	1	8,623,008.60	0.89%	63	4.8100	1.396800	2.01 to 2.25	3	55,688,221.97	5.72%	63	4.5502	2.098679
10,000,001 to 15,000,000	5	61,397,879.17	6.31%	63	4.8159	1.579153	2.26 to 2.50	6	72,095,324.46	7.41%	43	4.6836	2.362613
15,000,001 to 20,000,000	5	93,036,197.82	9.56%	64	4.4976	2.138168	2.51 to 2.75	3	85,000,000.00	8.74%	63	4.2636	2.711118
20,000,001 to 30,000,000	7	171,656,740.54	17.64%	45	5.3359	1.330846	2.76 or greater	2	61,440,000.00	6.32%	23	4.0589	3.136414
30,000,001 to 50,000,000	8	330,168,152.09	33.94%	56	4.7392	1.462620	Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297
50,000,001 or greater	3	190,552,812.16	19.59%	64	4.6182	0.975721
Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	4	75,413,909.43	7.75%	62	4.8288	1.381486
							Industrial	6	93,722,876.44	9.63%	64	4.7746	1.951163
Alaska	1	7,550,000.00	0.78%	63	5.2850	1.498300
							Lodging	11	184,183,615.87	18.93%	47	5.2050	(0.060357)
California	14	236,014,063.61	24.26%	50	4.9836	0.934008
							Mixed Use	2	50,674,347.85	5.21%	63	5.2354	1.381955
Connecticut	1	11,648,173.37	1.20%	63	5.0200	0.532600
							Mobile Home Park	1	1,738,221.97	0.18%	62	5.3630	2.062800
Florida	3	18,036,197.82	1.85%	65	5.1200	0.186600
							Multi-Family	4	19,318,882.76	1.99%	62	4.8905	1.750669
Hawaii	1	12,861,821.48	1.32%	62	5.0160	1.559100
							Office	10	355,259,859.30	36.52%	56	4.4920	1.879457
Illinois	1	5,200,000.00	0.53%	59	4.1400	2.018600
							Other	1	28,444,655.98	2.92%	63	5.5200	1.380600
Louisiana	1	5,251,965.69	0.54%	61	4.7300	2.461100
							Retail	28	214,033,542.07	22.00%	63	4.9565	1.644659
Maryland	1	4,984,606.72	0.51%	65	5.4500	0.762500
							Self Storage	2	25,489,737.33	2.62%	63	4.5282	2.146639
Massachusetts	2	52,295,000.00	5.38%	63	4.2432	2.673912
							Totals	65	972,865,738.12	100.00%	58	4.8356	1.427297
Michigan	1	28,444,655.98	2.92%	63	5.5200	1.380600

New Jersey	1	41,440,000.00	4.26%	3	3.9300	3.263400

New York	2	66,825,000.00	6.87%	65	4.4096	0.692596

Ohio	3	77,271,160.73	7.94%	62	5.0469	1.358316

Oregon	1	6,221,090.48	0.64%	64	4.8840	1.464700

Pennsylvania	2	47,470,818.34	4.88%	63	5.1581	1.816190

Puerto Rico	11	21,649,954.77	2.23%	63	6.2900	1.880700

South Carolina	2	11,081,709.08	1.14%	62	5.0479	1.343712

Tennessee	1	11,112,884.37	1.14%	64	4.8300	1.080200

Texas	6	55,494,901.20	5.70%	63	5.0578	0.676751

Virginia	2	103,750,000.00	10.66%	64	4.4383	2.513936

Washington, DC	3	68,677,812.16	7.06%	64	4.7579	0.959400

Wisconsin	1	4,170,014.33	0.43%	65	4.7700	1.754900

Totals	65	972,865,738.12	100.00%	58	4.8356	1.427297

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	41,440,000.00	4.26%	3	3.9300	3.263400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	55,200,000.00	5.67%	63	4.2125	2.621227	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	150,000,000.00	15.42%	64	4.3305	1.820423	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	137,884,889.51	14.17%	63	4.6633	1.895646	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	227,884,070.26	23.42%	63	4.8314	1.365071	49 months or greater	51	972,865,738.12	100.00%	58	4.8356	1.427297
	5.001% to 5.250%	12	170,082,497.07	17.48%	45	5.0954	0.594276	Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297
	5.251% to 5.500%	9	94,918,863.27	9.76%	63	5.3211	1.465090
	5.501% to 5.750%	2	73,805,463.18	7.59%	64	5.5218	(0.240345)
	5.751% or greater	1	21,649,954.83	2.23%	63	6.2900	1.880700
	Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	51	972,865,738.12	100.00%	58	4.8356	1.427297	Interest Only	15	489,237,812.16	50.29%	58	4.4865	1.884562
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	55,292,544.33	5.68%	61	5.3323	1.670482
	Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297	241 months to 300 months	9	121,553,092.27	12.49%	63	5.2484	1.105430
								301 months or greater	25	306,782,289.36	31.53%	53	5.1392	0.781778
								Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	64,848,985.27	6.67%	42	4.6773	2.464554	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	860,577,240.60	88.46%	59	4.8493	1.346248	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	40,132,326.38	4.13%	60	4.7700	1.496277	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	7,307,185.87	0.75%	62	4.9900	1.388400
	Totals	51	972,865,738.12	100.00%	58	4.8356	1.427297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801581	OF	Washington	DC	Actual/360	4.758%	281,378.81	0.00	0.00	N/A	03/01/27	--	68,677,812.16	68,677,812.16	11/01/21
2	300801566	RT	Birmingham	AL	Actual/360	4.762%	253,725.31	0.00	0.00	N/A	01/01/27	--	61,875,000.00	61,875,000.00	11/01/21
3	310938105	OF	New York	NY	Actual/360	4.310%	222,683.33	0.00	0.00	N/A	04/06/27	--	60,000,000.00	60,000,000.00	11/06/21
4	307640004	OF	Arlington	VA	Actual/360	4.326%	74,503.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	11/06/21
4A	307640104				Actual/360	4.326%	74,503.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	11/06/21
4B	307640204				Actual/360	4.326%	55,877.50	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	11/06/21
5	453011473	LO	Palm Desert	CA	Actual/360	5.150%	123,695.40	40,112.47	0.00	N/A	02/01/22	--	27,892,479.10	27,852,366.63	11/01/21
5A	453011474	LO	Palm Desert	CA	Actual/360	5.150%	103,079.50	33,427.06	0.00	N/A	02/01/22	--	23,243,732.53	23,210,305.47	11/01/21
6	310939342	OF	Cambridge	MA	Actual/360	4.220%	181,694.44	0.00	0.00	N/A	02/11/27	--	50,000,000.00	50,000,000.00	11/11/21
7	300801584	IN	Alexandria	VA	Actual/360	4.565%	191,634.90	0.00	0.00	N/A	03/01/27	--	48,750,000.00	48,750,000.00	11/01/21
8	300801579	LO	San Diego	CA	Actual/360	5.523%	215,977.45	51,562.01	0.00	N/A	03/01/27	--	45,412,369.54	45,360,807.53	11/01/21
9	1648519	OF	Hopewell	NJ	Actual/360	3.930%	140,239.87	0.00	0.00	02/06/22	02/06/25	--	41,440,000.00	41,440,000.00	11/06/21
10	307640010	MU	Cleveland	OH	Actual/360	5.310%	173,208.29	67,908.82	0.00	N/A	02/06/27	--	37,880,435.19	37,812,526.37	11/06/21
11	1648457	LO	Houston	TX	Actual/360	5.060%	157,797.78	52,995.09	0.00	N/A	02/01/27	--	36,215,223.78	36,162,228.69	02/01/21
12	307640012	OF	Westlake	OH	Actual/360	4.716%	136,943.21	78,958.93	0.00	N/A	11/01/26	--	33,721,548.43	33,642,589.50	11/01/21
13	310939035	RT	Torrance	CA	Actual/360	4.740%	151,021.67	0.00	0.00	N/A	03/11/27	--	37,000,000.00	37,000,000.00	11/11/21
14	300801570	98	Detroit	MI	Actual/360	5.520%	135,484.19	58,329.78	0.00	N/A	02/01/27	--	28,502,985.43	28,444,655.65	11/01/21
15	1648376	RT	Various	PR	Actual/360	6.290%	117,620.40	65,694.98	0.00	N/A	02/01/27	--	21,715,649.81	21,649,954.83	11/01/21
16	310938650	IN	Philadelphia	PA	Actual/360	4.990%	103,126.67	0.00	0.00	N/A	02/11/27	--	24,000,000.00	24,000,000.00	10/11/21
17	310938654	OF	Ontario	CA	Actual/360	4.990%	99,080.02	29,610.53	0.00	N/A	02/11/27	--	23,058,250.15	23,028,639.62	11/11/21
18	310938980	OF	King of Prussia	PA	Actual/360	5.330%	107,843.31	25,877.28	0.00	N/A	03/11/27	--	23,496,695.62	23,470,818.34	11/11/21
19	600937814	LO	Various	FL	Actual/360	5.120%	79,689.91	38,630.65	0.00	N/A	04/11/27	--	18,074,828.47	18,036,197.82	11/11/21
20	1648467	RT	Anchorage	AK	Actual/360	5.285%	34,359.84	0.00	0.00	N/A	02/01/27	--	7,550,000.00	7,550,000.00	11/01/21
21	1648516	RT	Vails Gate	NY	Actual/360	5.285%	31,060.39	0.00	0.00	N/A	02/01/27	--	6,825,000.00	6,825,000.00	11/01/21
22	1648517	RT	Semmes	AL	Actual/360	5.285%	24,916.57	0.00	0.00	N/A	02/01/27	--	5,475,000.00	5,475,000.00	11/01/21
23	300801573	SS	San Mateo	CA	Actual/360	4.350%	71,170.83	0.00	0.00	N/A	02/01/27	--	19,000,000.00	19,000,000.00	11/01/21
24	300801568	RT	Daly City	CA	Actual/360	4.400%	60,622.22	0.00	0.00	N/A	01/01/27	--	16,000,000.00	16,000,000.00	11/01/21
25	1648275	MU	Waipahu	HI	Actual/360	5.016%	55,637.55	19,117.00	0.00	N/A	01/01/27	--	12,880,938.46	12,861,821.46	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	300801574	LO	Mystic	CT	Actual/360	5.020%	50,463.49	25,684.78	0.00	N/A	02/01/27	--	11,673,857.78	11,648,173.00	11/01/21
27	310939083	LO	Chattanooga	TN	Actual/360	4.830%	46,290.58	16,887.05	0.00	N/A	03/11/27	--	11,129,771.76	11,112,884.71	11/11/21
28	300801585	IN	San Diego	CA	Actual/360	5.024%	46,615.04	0.00	0.00	N/A	03/01/27	--	10,775,000.00	10,775,000.00	11/01/21
29	410938784	RT	Bakersfield	CA	Actual/360	4.810%	35,760.51	10,741.64	0.00	N/A	02/11/27	--	8,633,750.24	8,623,008.60	11/11/21
30	300801578	MF	Oakland	CA	Actual/360	5.016%	32,132.08	10,891.91	0.00	N/A	03/01/27	--	7,439,128.57	7,428,236.66	11/01/21
31	307640031	RT	Columbia	SC	Actual/360	4.990%	31,445.47	10,915.17	0.00	N/A	01/01/27	--	7,318,101.04	7,307,185.87	11/01/21
32	300801561	MF	Alameda	CA	Actual/360	4.877%	27,922.85	10,188.88	0.00	N/A	12/01/26	--	6,648,868.68	6,638,679.80	11/01/21
33	410937128	SS	Manteca	CA	Actual/360	5.050%	28,262.78	9,528.93	0.00	N/A	02/11/27	--	6,499,265.81	6,489,736.88	11/11/21
34	307640034	RT	Pearland	TX	Actual/360	4.630%	25,310.08	10,186.20	0.00	N/A	12/01/26	--	6,348,239.50	6,338,053.30	11/01/21
35	300801586	RT	Medford	OR	Actual/360	4.884%	26,203.18	9,356.60	0.00	N/A	03/01/27	--	6,230,446.86	6,221,090.26	11/01/21
36	1648147	IN	Magnolia	TX	Actual/360	5.170%	26,874.43	8,697.41	0.00	N/A	01/01/27	--	6,036,559.19	6,027,861.78	11/01/21
37	307640037	LO	Cincinnati	OH	Actual/360	5.250%	26,348.99	12,302.49	0.00	N/A	03/01/27	--	5,828,347.58	5,816,045.09	11/01/21
38	410934776	RT	Huntsville	AL	Actual/360	4.920%	26,425.11	7,486.26	0.00	N/A	04/11/27	--	6,237,241.17	6,229,754.91	11/11/21
39	1648326	LO	Linthicum Heights	MD	Actual/360	5.450%	23,440.76	10,170.02	0.00	N/A	04/01/27	--	4,994,776.74	4,984,606.72	11/01/21
40	1648272	MF	Shreveport	LA	Actual/360	4.730%	21,420.89	7,203.45	0.00	N/A	12/01/26	--	5,259,169.14	5,251,965.69	11/01/21
41	307640041	RT	Houston	TX	Actual/360	5.330%	24,024.33	5,839.93	0.00	N/A	01/01/27	--	5,234,375.28	5,228,535.35	11/01/21
42	1648014	RT	Chicago	IL	Actual/360	4.140%	18,538.00	0.00	0.00	N/A	10/01/26	--	5,200,000.00	5,200,000.00	11/01/21
43	410938519	RT	Milpitas	CA	Actual/360	4.630%	18,398.17	7,323.77	0.00	N/A	02/11/27	--	4,614,604.79	4,607,281.02	11/11/21
44	1648504	IN	Milwaukee	WI	Actual/360	4.770%	17,154.51	6,373.90	0.00	N/A	04/01/27	--	4,176,388.23	4,170,014.33	11/01/21
45	410937787	RT	Bluffton	SC	Actual/360	5.160%	16,795.57	5,425.45	0.00	N/A	02/11/27	--	3,779,949.04	3,774,523.59	11/11/21
46	300801577	RT	Holyoke	MA	Actual/360	4.748%	9,383.24	0.00	0.00	N/A	02/01/27	--	2,295,000.00	2,295,000.00	11/01/21
47	410938953	RT	Phenix City	AL	Actual/360	5.410%	8,562.15	3,764.52	0.00	N/A	04/11/27	--	1,837,919.04	1,834,154.52	11/11/21
48	300801563	MH	Dickinson	TX	Actual/360	5.363%	8,037.69	2,238.04	0.00	N/A	01/01/27	--	1,740,460.01	1,738,221.97	11/01/21
Totals							4,054,385.92	753,431.00	0.00				973,619,169.12	972,865,738.12
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,015,715.49	2,668,034.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,399,813.66	14,785,691.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,278,945.11	2,321,788.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,212,327.00	6,630,724.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(964,528.98)	(9,090,684.36)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,436,502.29	6,350,745.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,567,591.02	2,471,605.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(3,168,580.86)	(3,763,993.32)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	13,106,520.81	3,342,515.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	21,033,951.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	492,804.84	457,262.14	01/01/21	06/30/21	07/12/21	0.00	0.00	210,351.60	1,895,754.43	31,274.21	0.00
12	9,932,786.48	5,192,145.00	03/01/20	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,578,378.43	1,638,045.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,445,586.47	2,456,087.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,962,972.89	3,540,970.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	12,913.15	0.00
16	2,388,166.91	1,812,704.18	01/01/21	09/30/21	--	0.00	0.00	103,023.34	103,023.34	0.00	0.00
17	2,983,882.30	2,470,709.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,549,369.03	2,263,001.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,234,162.60	490,273.08	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	606,250.00	303,125.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	537,629.29	268,814.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	440,380.00	220,190.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,136,490.00	1,545,796.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,581,016.30	864,442.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,341,490.07	1,073,020.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	(450,654.72)	728,353.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	530,945.34	944,360.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,082,010.09	733,082.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	827,650.25	863,879.40	10/02/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	884,096.19	388,507.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	810,204.00	565,297.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	567,000.00	452,587.25	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	563,887.00	532,854.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	657,157.08	497,256.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	796,693.75	375,056.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	79,199.16	178,035.29	01/01/21	06/30/21	--	0.00	19,660.38	(8,991.05)	(8,991.05)	0.00	0.00
38	660,581.71	483,739.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	351,252.47	384,529.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	715,182.00	673,030.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	589,285.00	313,059.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	548,231.68	235,037.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	505,891.13	448,914.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	494,729.44	398,532.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	336,600.00	252,450.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	274,400.00	205,800.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	262,932.80	233,554.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	221,877.04	129,085.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	148,438,774.50	60,330,019.62				0.00	19,660.38	304,383.89	1,989,786.72	44,187.36	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	1	36,162,228.69	0	0.00	0	0.00	1	37,812,526.37	0	0.00	0	0.00	4.835597%	4.799449%	58
10/18/21	0	0.00	0	0.00	1	36,215,223.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835894%	4.798230%	59
09/17/21	0	0.00	0	0.00	1	36,273,065.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836215%	4.798527%	60
08/17/21	0	0.00	0	0.00	1	36,325,579.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836508%	4.798800%	61
07/16/21	0	0.00	0	0.00	1	36,377,865.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836800%	4.799070%	62
06/17/21	0	0.00	0	0.00	1	36,435,024.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.837115%	4.799362%	63
05/17/21	0	0.00	1	36,486,836.03	0	0.00	0	0.00	0	0.00	1	5,890,716.99	0	0.00	0	0.00	4.837402%	4.799629%	64
04/16/21	0	0.00	1	36,543,536.99	1	5,903,540.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.837713%	4.799918%	65
03/17/21	1	36,594,877.85	0	0.00	1	5,915,449.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.837997%	4.800181%	66
02/18/21	1	36,661,387.79	0	0.00	1	5,929,886.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838355%	4.800513%	67
01/15/21	0	0.00	1	36,712,217.37	1	5,941,677.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838635%	4.800773%	68
12/17/20	0	0.00	1	36,762,826.44	1	5,953,414.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838913%	4.801030%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	1648457	02/01/21	8	6	210,351.60	1,895,754.43	38,402.21	36,661,387.79	06/22/20	13
16	310938650	10/11/21	0	A	103,023.34	103,023.34	0.00	24,000,000.00
Totals					313,374.94	1,998,777.77	38,402.21	60,661,387.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		51,062,672	51,062,672	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		41,440,000	41,440,000	0		0
49 - 60 Months		38,842,590	38,842,590	0		0
> 60 Months		841,520,477	805,358,248	36,162,229		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	972,865,738	936,703,509	0	0	36,162,229	0
Oct-21	973,619,169	937,403,945	0	0	36,215,224	0
Sep-21	974,434,452	938,161,387	0	0	36,273,065	0
Aug-21	975,180,864	938,855,285	0	0	36,325,579	0
Jul-21	975,923,936	939,546,070	0	0	36,377,866	0
Jun-21	976,729,238	940,294,214	0	0	36,435,024	0
May-21	977,465,383	940,978,547	0	36,486,836	0	0
Apr-21	978,264,011	935,816,933	0	36,543,537	5,903,540	0
Mar-21	978,993,289	936,482,962	36,594,878	0	5,915,449	0
Feb-21	979,917,349	937,326,074	36,661,388	0	5,929,887	0
Jan-21	980,639,232	937,985,338	0	36,712,217	5,941,677	0
Dec-20	981,357,886	938,641,645	0	36,762,826	5,953,414	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	307640010	37,812,526.37	37,812,526.37	362,000,000.00	12/01/17	21,033,951.94	1.32170	12/31/20	02/06/27	244
11	1648457	36,162,228.69	36,661,387.79	56,900,000.00	06/23/21	37,765.14	0.02980	06/30/21	02/01/27	302
37	307640037	5,816,045.09	5,816,045.09	6,200,000.00	12/28/21	132,949.79	0.57320	06/30/21	03/01/27	243
Totals		79,790,800.15	80,289,959.25	425,100,000.00		21,204,666.87

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	307640010	MU	OH	10/27/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for temporary relief are ongoing. Lender finalized a management change and deferral of FF&E reserves. Waiting on request from Borrower f or partial payment deferral.

11	1648457	LO	TX	06/22/20	13
Loan transferred for Monetary Default as a result of the COVID-19 pandemic. Borrower and Special Servicer are working to finalize the terms of a settlement agreement.

37	307640037	LO	OH	06/23/20	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	307640010	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
37	307640037	6,060,118.28	5.25000%	0.00	5.25000%	10	04/14/21	04/01/20	05/11/21
39	1648326	5,138,196.94	5.45000%	5,128,700.00 5.45000%		10	07/24/20	08/01/20	09/11/20
Totals		11,198,315.22		5,128,700.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	556.18	0.00	0.00	0.00
10	0.00	0.00	8,154.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	7,796.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	2,145.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.96	0.00	0.00	0.00
Total	0.00	0.00	18,096.31	0.00	0.00	0.00	0.00	0.00	557.14	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,653.45

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK4 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27